13002699

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

MAY 29 2013

Washington, DC 20549

CERT NYS

File No. 001-14428

May 29, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, RenaissanceRe Holdings Ltd., 5.375% Series E Preference Shares, par value $1.00 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 28, 2013. Tentative listing date – May 31, 2013.

Sincerely,

[signature]

emecabe@nyx.com
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